COMMON SHARES	12 Months Ended
Dec. 31, 2012
COMMON SHARES

18. COMMON SHARES

[a]	At December 31, 2012, the Company’s authorized, issued and outstanding Common Shares are as follows:

Preference shares – issuable in series –

The Company’s authorized Common Shares include 99,760,000 preference shares, issuable in series. None of these shares are currently issued or outstanding.

Common Shares and Class B Shares –

In accordance with the Arrangement [note 18[c]], Magna’s Articles were amended to remove the Class B Shares from the authorized capital and to make non-substantive consequential changes to its Articles, including renaming the Class A Subordinate Voting Shares as Common Shares and eliminating provisions which no longer apply due to the elimination of the Class B Shares.

Common Shares without par value [unlimited amount authorized] have the following attributes:

[i]	Each share is entitled to one vote per share at all meetings of shareholders.

[ii]	Each share shall participate equally as to dividends.

[b]	On November 9, 2010, the TSX accepted the Company’s Notice of Intention to Make a Normal Course Issuer Bid relating to the purchase of up to 8,000,000 Magna Common Shares [the “2010 Bid”]. The 2010 Bid commenced on November 11, 2010 and terminated on November 10, 2011 pursuant to which the Company purchased 8,000,000 shares.

On November 9, 2011, the TSX accepted the Company’s Notice of Intention to Make a Normal Course Issuer Bid relating to the purchase for cancellation, as well as purchases to fund the Company’s stock-based compensation awards or programs and/or the Company’s obligations to its deferred profit sharing plans, of up to 12,000,000 Magna Common Shares [the “2011 Bid”], representing 5.1% of the Company’s public float of Common Shares. The 2011 Bid commenced on November 11, 2011 and terminated on November 10, 2012 pursuant to which the Company purchased 3,668,430 shares.

On November 9, 2012, the TSX accepted the Company’s Notice of Intention to Make a Normal Course Issuer Bid relating to the purchase for cancellation, as well as purchases to fund the Company’s stock-based compensation awards or programs and/or the Company’s obligations to its deferred profit sharing plans, of up to 12,000,000 Magna Common Shares [the “2012 Bid”], representing 5.2% of the Company’s public float of Common Shares. The Bid commenced on November 13, 2012 and will terminate no later than November 12, 2013. As at December 31, 2012, the Company has purchased 427,402 shares.

During 2012, the Company purchased for cancellation 895,032 [2011 – 10,747,300] Common Shares under the 2011 and 2012 Bids for cash consideration of $39 million [2011 – $407 million].

All purchases of Common Shares are made at the market price at the time of purchase in accordance with the rules and policies of the TSX. Purchases may also be made on the NYSE in compliance with Rule 10b-18 under the U.S. Securities Exchange Act of 1934.

[c]	As more fully described in note 3, the Company completed an arrangement in which its dual-class share structure was collapsed. The Company purchased for cancellation all 1,453,658 outstanding Class B Shares, which were held indirectly by the Stronach Group, for $300 million in cash and 18.0 million newly issued Class A Subordinate Voting Shares. The newly issued shares held indirectly by the Stronach Group represented an equal equity ownership and voting interest of 7.4% as of August 31, 2010. The costs related to the Arrangement were $10 million, net of tax.

In addition, Magna’s Articles were amended to remove the Class B Shares from the authorized capital and to make non-substantive consequential changes, including renaming the Class A Subordinate Voting Shares as Common Shares and eliminating provisions which no longer apply due to the elimination of the Class B Shares.

[d]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 7, 2013 were exercised or converted:

Common Shares	233,839,998
Stock options [note 17]	6,535,694

240,375,692